Postemployment benefit plans (Details 2) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation:
Actuarial losses (gains)	$ 214	$ 2,634	$ 179	$ 2,624	$ (3,441)
U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year			16,249	14,419
Service cost			181	157	196
Interest cost			608	648	581
Plan amendments			0	0
Actuarial losses (gains)			(384)	1,994
Foreign currency exchange rates			0	0
Participant contributions			0	0
Benefits paid - gross			(890)	(963)
Less: federal subsidy on benefits paid			0	0
Curtailments, settlements and termination benefits			28	(6)
Acquisitions, divestitures and other			0	0
Benefit obligation, end of year	15,792	16,249	15,792	16,249	14,419
Accumulated benefit obligation, end of year	$ 15,550	$ 15,701	$ 15,550	$ 15,701
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.20%	3.80%	4.20%	3.80%
Rate of compensation increase (as a percent)	4.00%	4.00%	4.00%	4.00%
Non-U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year			$ 4,801	$ 4,609
Service cost			110	109	120
Interest cost			146	185	166
Plan amendments			0	0
Actuarial losses (gains)			(152)	570
Foreign currency exchange rates			(307)	(402)
Participant contributions			8	9
Benefits paid - gross			(191)	(206)
Less: federal subsidy on benefits paid			0	0
Curtailments, settlements and termination benefits			(60)	(53)
Acquisitions, divestitures and other			0	(20)
Benefit obligation, end of year	$ 4,355	$ 4,801	4,355	4,801	4,609
Accumulated benefit obligation, end of year	$ 4,024	$ 4,408	$ 4,024	$ 4,408
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	3.20%	3.30%	3.20%	3.30%
Rate of compensation increase (as a percent)	3.80%	4.00%	3.80%	4.00%
Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation, beginning of year			$ 4,938	$ 4,784
Service cost			101	82	108
Interest cost			181	213	195
Plan amendments			3	(1)
Actuarial losses (gains)			(625)	193
Foreign currency exchange rates			(43)	(27)
Participant contributions			52	61
Benefits paid - gross			(345)	(377)
Less: federal subsidy on benefits paid			11	14
Curtailments, settlements and termination benefits			40	(4)
Acquisitions, divestitures and other			0	0
Benefit obligation, end of year	$ 4,313	$ 4,938	$ 4,313	$ 4,938	$ 4,784
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.10%	3.90%	4.10%	3.90%
Rate of compensation increase (as a percent)	4.00%	4.00%	4.00%	4.00%
Effect of a one-percentage-point change in assumed health care cost trend
Effect of a one-percentage-point increase in current year service and interest cost components of other postretirement benefit cost			$ 37
Effect of a one-percentage-point decrease in current year service and interest cost components of other postretirement benefit cost			(6)
Effect of a one-percentage-point increase on accumulated postretirement benefit obligation			244
Effect of a one-percentage-point decrease on accumulated postretirement benefit obligation			$ (202)